Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Future minimum lease payments	$ 1,219,882
Future minimum sublease income	40
Net rent expense	$ 170,099	$ 171,215	$ 191,581
Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Term of operating lease contract	60 months